Annual Fund Operating Expenses - Simplify Bitcoin Strategy PLUS Income ETF - Simplify Bitcoin Strategy PLUS Income ETF	Nov. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%	[1]
Expenses (as a percentage of Assets)	1.31%

[1]	Other Expenses are restated to reflect interest expenses of 0.46%. Interest expenses were previously estimated at 0.15%.